UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number,including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2005–February 28, 2006

Item 1: Reports to Shareholders

 Vanguard® Money Market Funds

> Semiannual Report

February 28, 2006

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> In January 2006 the Federal Reserve Board raised the target federal funds rate for the 14th straight time since June
   2004, to 4.5%, causing money market yields to rise.

> During the fiscal half-year ended February 28, Vanguard Money Market Funds provided six-month returns that ranged from 1.8% to 2.0%.

> Astute portfolio management and low costs helped the funds to match or outpace their competitors over the most recent
   6- and 12-month fiscal periods.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Advisor's Report	6
Prime Money Market Fund	8
Federal Money Market Fund	24
Treasury Money Market Fund	33
Admiral Treasury Money Market Fund	41
About Your Fund's Expenses	49
Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Total Returns
	Six Months Ended February 28, 2006		Twelve Months Ended February 28, 2006
Vanguard Money Market Fund	Vanguard Fund	Average Competing Fund[1]	Vanguard Fund	Average Competing Fund[1]

Prime
Investor Shares (Yield[2]: 4.28%)	1.9%	1.6%	3.3%	2.7%
Institutional Shares[3] (Yield[2]: 4.48%)	2.0	1.8	3.5	3.2

Federal (Yield[2]: 4.24%)	1.9	1.6	3.3	2.8

Treasury (Yield[2]: 4.04%)	1.8	1.8	3.1	2.8

Admiral Treasury[4] (Yield[2]: 4.16%)	1.8	1.8	3.3	2.8

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the
   AverageInstitutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral
   Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Money Market Funds, data provided by iMoneyNet, Inc.
2 SEC 7-day annualized yield as of February 28, 2006. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.
3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.
4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

During the six months ended February 28, money market yields continued to rise along with the Federal Reserve Board’s rate hikes. This was welcome news for money market investors, as the annualized SEC yields of all four Vanguard Money Market Funds rose by about 1 percentage point during the half-year period.

Because six months present an incomplete picture of investments typically evaluated on the basis of their annualized yields, the table on page 1 also presents returns for the past 12 months, during which each fund likewise either matched or outperformed its respective peer group. The share price of each fund held steady at $1, as is expected but not guaranteed.

Unusual interest rate patterns reflected two views of inflation

In the U.S. bond market, long-term interest rates held relatively steady. Short-term rates rose sharply, as the Federal Reserve tightened monetary policy in an effort to defuse any near-term inflationary threats. The relative stability of long-term rates was consistent with Fed comments and the market consensus that long-term inflation pressures remain contained.

These unusual interest rate dynamics put pressure on the broad fixed income market, although it enhanced the returns of the shortest-term securities, such as 3-month U.S. Treasury bills.

Stock markets rose worldwide, with the biggest gains overseas

During the first half of the 2006 fiscal year, global stock markets reprised patterns that have characterized the investment environment in recent years: reasonably strong returns from the broad U.S. market, better performance from that market’s smaller companies, and a powerful rally in international stocks. Returns were particularly strong in the Pacific region, where the Japanese stock market appears to have awakened from a 15-year slumber.

Money market returns increased with rising yields

During the past six months, the Fed, feeling the economy was on the right track but wanting to preempt any surge in inflation, raised its target for the federal funds rate four times, to 4.50%. Throughout the Fed’s rate-hike campaign, the 6- and 12-month returns of the Vanguard Money Market Funds adhered closely to those of the Citigroup 3-Month U.S. Treasury Bill Index, which returned 1.8% and 3.3%, respectively.

For the funds this was no mean feat, given that indexes bear none of the real-world operating expenses that mutual funds do. The experience and expertise of Vanguard’s Fixed Income Group, the funds’ investment advisor, have helped our funds to match or outpace their average competitors for both the 6- and 12-month periods. The funds’ managers are aided in their efforts by the funds’ low expense ratios, which are typically far below the average expense ratios for their peer groups.

Market Barometer

	Total Returns Periods Ended February 28, 2006
	Six Months	One Year	Five Years[1]

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.1%	2.7%	5.4%

Lehman Municipal Bond Index	1.0	3.9	5.5

Citigroup 3-Month Treasury Bill Index	1.8	3.3	2.2

Stocks

Russell 1000 Index (Large-caps)	6.2%	9.8%	3.0%

Russell 2000 Index (Small-caps)	10.2	16.6	10.4

Dow Jones Wilshire 5000 Index (Entire market)	6.7	10.8	4.1

MSCI All Country World Index ex USA (International)	17.1	21.1	9.5

CPI

Consumer Price Index	1.2%	3.6%	2.5%

1 Annualized.

While the ratings environment has been relatively stable, the funds' investment advisor remains vigilant to credit risk, emphasizing broad diversification among securities in the highest short-term ratings category. For the Prime Money Market Fund, another important strategy has been to maintain a shorter average maturity, which permits the fund to reinvest maturing issues more frequently. This allows the fund's yield to more closely approximate current market rates.

For the Treasury Money Market Fund, by contrast, the advisor has maintained a longer average maturity. The steepness in the short-term portion of the U.S. Treasury yield curve has made somewhat longer-term holdings more attractive than the shortest maturities.

The table below compares our funds' annualized yields on February 28 with their yields 6 and 12 months earlier. When it comes to money market funds, it's important to note that current yields are a better predictor of future performance than are past returns.

Keep in perspective your overall asset allocation
Money market funds can play a valuable role in any portfolio, providing stability of principal and the liquidity to meet short-term financial needs, regardless of whether interest rates are rising or falling. That said, money market funds should not be your only investments, since by virtue of their holdings, their long-term growth potential is limited.

Changes in Yields
	SEC 7-Day Annualized Yield
Money Market Fund	February 28, 2006	August 31, 2005	February 28, 2005

Prime

Investor Shares	4.28%	3.22%	2.28%

Institutional Shares	4.48	3.42	2.49

Federal	4.24	3.22	2.25

Treasury	4.04	3.05	2.10

Admiral Treasury	4.16	3.21	2.26

A sensible approach includes not only money market funds but also stock and bond funds—assets that have historically provided the kind of returns that can better meet your long-term financial objectives. Overall, a balanced portfolio with an asset allocation suitable to your goals, time horizon, and risk tolerance is the best course.

Prudent investors know that time is their greatest ally in reaching their financial objectives. Maintaining a well-diversified portfolio can help you reap the rewards of the best-performing assets while muting the risks of the worst-performing ones over time.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
March 15, 2006

Annualized Expense Ratios:1
Your fund compared with its peer group

Money Market Fund	Fund Expense Ratio	Peer Group Expense Ratio
Prime
Investor Shares	0.29%	0.87%
Institutional Shares	0.09	0.45
Federal	0.29	0.77
Treasury	0.29	0.75
Admiral Treasury	0.12	0.75

1	Fund expense ratios reflect the year ended February 28, 2006. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for thePrime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Money Market Funds, the Average U.S. Treasury Money Market Fund. For the Prime and Federal Money Market Funds, peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005; for the Treasury and Admiral Money Market Funds, data provided by iMoneyNet, Inc.

Advisor’s Report

During the past six months, returns of the Vanguard Money Market Funds ranged from 1.8% for the Treasury Money Market and Admiral Treasury Money Market Funds to 2.0% for the Institutional Shares of the Prime Money Market Fund. All the funds matched or exceeded their peer-group averages for the period.

The investment environment

Despite the impacts of rising interest rates, soaring energy prices, and Hurricane Katrina, the U.S. economy continued to expand at a respectable clip, allowing the Federal Reserve Board to continue its measured rate-tightening campaign. The Fed’s actions boosted the yields of money market securities. At the end of February, the funds’ annualized yields were about 1 percentage point higher than their levels six months earlier and roughly 2 percentage points higher than their yields a year ago.

Other developments in the money markets included a decline in U.S. Treasury bill issuance, which increased the volatility of Treasury bill yields relative to other money market securities. The decline resulted from tax receipts that were stronger than anticipated and a budget deficit that was smaller than anticipated. The increase in tax receipts most likely reflected temporary developments, such as tax-law changes that resulted in a one-time repatriation of corporate profits held overseas. We expect Treasury bill issuance to increase again in 2006.

In addition, the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) trimmed their investment portfolios, reducing their funding needs. The subsequent reduction in the outstanding supply of short-term agency discount notes caused the yields of these securities to decline relative to other money market securities.

Commercial paper issuance showed signs of growth, reflecting strength in the economy and increased capital spending.

The management of the funds

As usual, we kept a careful eye on credit risk, emphasizing broad diversification among issuers and tilting each portfolio toward the highest-quality securities in its category. In the Prime Money Market Fund, we shifted some assets into Treasury and agency securities and maintained our position in highly rated liquid bank obligations. In the Federal Money Market Fund, we held a sizable position in Treasuries to enhance the portfolio’s quality and liquidity.

In the Prime and Federal Money Market Funds, we maintained a shorter-than-average maturity, which allowed us to reinvest maturing issues more quickly. In a rising rate environment, this strategy allows the funds’ yields to more closely approximate steadily increasing market rates. In the Treasury Money Market Funds, by contrast, we maintained longer-than-average maturities to take advantage of the steepness of the Treasury bill yield curve. This steepness—the difference between the yields of shorter- and longer-term Treasury bills—reflects supply and demand dynamics that don’t exist in the markets for commercial paper, bank certificates of deposit, and other money market instruments.

We should note that our portfolio management decisions are just one contributor to our strong performance relative to peer funds. Low costs are another. High costs can absorb a significant portion of the return produced by money market instruments. Low costs are critical to delivering outperformance.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 14, 2006

Prime Money Market Fund

Fund Profile
 As of February 28, 2006

Financial Attributes

Yield
Investor Shares	4.3%
Institutional Shares	4.5%
Average Weighted Maturity	37 days
Average Quality[1]	Aa1
Expense Ratio
Investor Shares	0.29%[2]
Institutional Shares	0.09%[2]

Sector Diversification (% of portfolio)

Banker's Acceptances	3%
Finance
Commercial Paper	33
Certificates of Deposit	45
Treasury/Agency	8
Other	11

Distribution by Credit Quality1 (% of portfolio)

Aaa	32%
Aa	61
A	7

1 Moody’s Investors Service.
2 Annualized.
See page 51 for a glossary of investment terms.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%) August 31, 1995–February 28, 2006

Fiscal Year	Prime Money Market Fund Investor Shares Total Return	Average Fund1 Total Return

1996	5.4%	4.9%

1997	5.4	4.8

1998	5.5	4.9

1999	5.0	4.4

2000	5.9	5.3

2001	5.4	4.8

2002	2.1	1.4

2003	1.1	0.6

2004	0.8	0.4

2005	2.3	1.7

20062	1.9	1.6

SEC 7-Day Annualized Yield (2/28/2006): 4.28%

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	6/4/1975	3.01%	2.16%	0.00%	3.81%	3.81%

Institutional Shares[3]	10/3/1989	3.21	2.37	0.00	4.00	4.00

1 Returns for Average Money Market Fund are derived from data provided by Lipper Inc.
2 Six months ended February 28, 2006.
3 Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.
   Note: See Financial Highlights tables on pages 21 and 22 for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.9%)
2 Federal Home Loan Bank	4.337%	3/8/06	130,000	129,892
2 Federal Home Loan Bank	4.490%	4/26/06	605,000	600,821
2 Federal Home Loan Bank	4.561%	5/3/06	156,334	155,100
2 Federal Home Loan Mortgage Corp.	4.317%	3/7/06	386,819	386,544
2 Federal Home Loan Mortgage Corp.	4.547%-4.551%	5/2/06	1,745,906	1,732,379
2 Federal National Mortgage Assn	4.337%-4.342%	3/8/06	470,000	469,608
2 Federal National Mortgage Assn	4.551%	5/3/06	488,000	484,157
2 Federal National Mortgage Assn	2.250%	5/15/06	328,400	326,796
U.S. Treasury Bill	4.255%	4/13/06	270,000	268,642
Total U.S. Government and Agency Obligations (Cost $4,553,939)				4,553,939
Commercial Paper (33.1%)
Bank Holding Company (0.4%)
State Street Corp.	4.520%	3/15/06	260,000	259,545

Finance—Auto (2.2%)
DaimlerChrysler Rev. Auto Conduit LLC 1	4.449%	3/20/06	49,500	49,385
DaimlerChrysler Rev. Auto Conduit LLC 1	4.459%	3/21/06	248,342	247,724
DaimlerChrysler Rev. Auto Conduit LLC 1	4.554%	3/27/06	101,109	100,779
DaimlerChrysler Rev. Auto Conduit LLC 1	4.564%	3/28/06	77,258	76,996
DaimlerChrysler Rev. Auto Conduit LLC 1	4.548%	4/13/06	144,387	143,611
DaimlerChrysler Rev. Auto Conduit LLC 2	4.447%	3/17/06	111,092	110,875
DaimlerChrysler Rev. Auto Conduit LLC 2	4.513%	3/20/06	28,323	28,256
DaimlerChrysler Rev. Auto Conduit LLC 2	4.669%	5/1/06	14,544	14,430
Toyota Motor Credit Corp.	4.408%	3/13/06	190,000	189,724
Toyota Motor Credit Corp.	4.429%	3/20/06	140,000	139,676
Toyota Motor Credit Corp.	4.581%	4/26/06	145,000	143,978
				1,245,434

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Finance—Other (13.4%)
3 CRC Funding, LLC	4.524%	3/7/06	24,000	23,982
3 CRC Funding, LLC	4.714%	5/16/06	25,000	24,754
3 Cafco, LLC	4.510%	3/20/06	74,000	73,825
3 Cafco, LLC	4.585%	4/5/06	95,000	94,580
3 Cafco, LLC	4.714%	5/16/06	96,000	95,056
3 Ciesco LLC	4.510%	3/20/06	100,000	99,764
General Electric Capital Corp.	4.357%	3/2/06	370,000	369,956
General Electric Capital Corp.	4.448%	3/22/06	515,000	513,678
General Electric Capital Corp.	4.571%	4/25/06	473,000	469,734
General Electric Capital Corp.	4.643%	5/3/06	23,000	22,815
General Electric Capital Corp.	4.695%	5/9/06	12,750	12,636
3 GovCo Inc.	4.408%	3/6/06	77,000	76,953
3 GovCo Inc.	4.408%	3/7/06	100,000	99,927
3 GovCo Inc.	4.418%	3/8/06	95,000	94,919
3 GovCo Inc.	4.439%	3/13/06	44,000	43,936
3 GovCo Inc.	4.442%	3/17/06	99,000	98,807
3 GovCo Inc.	4.537%	3/23/06	50,000	49,862
3 GovCo Inc.	4.498%	4/7/06	32,000	31,854
3 GovCo Inc.	4.560%	4/18/06	19,689	19,571
3 GovCo Inc.	4.551%	4/19/06	98,500	97,896
3 GovCo Inc.	4.570%	4/21/06	58,000	57,629
3 GovCo Inc.	4.651%	5/4/06	49,500	49,095
3 IXIS Commercial Paper Corp.	4.396%	3/3/06	73,500	73,482
3 IXIS Commercial Paper Corp.	4.414%	3/8/06	200,000	199,830
3 IXIS Commercial Paper Corp.	4.430%	3/16/06	292,600	292,066
3 IXIS Commercial Paper Corp.	4.434%	3/21/06	59,000	58,856
3 IXIS Commercial Paper Corp.	4.521%	3/22/06	100,000	99,738
3 IXIS Commercial Paper Corp.	4.522%	3/24/06	25,000	24,928
3 IXIS Commercial Paper Corp.	4.533%	4/7/06	158,000	157,271
3 IXIS Commercial Paper Corp.	4.649%	5/2/06	12,000	11,905
3 IXIS Commercial Paper Corp.	4.706%	5/12/06	18,000	17,832
3 KFW International Finance Inc.	4.457%	3/15/06	59,850	59,747
3 KFW International Finance Inc.	4.483%	3/27/06	204,250	203,594
3 KFW International Finance Inc.	4.523%	3/28/06	11,000	10,963
3 KFW International Finance Inc.	4.626%	5/8/06	417,000	413,396
3 KFW International Finance Inc.	4.627%	5/9/06	735,000	728,555
3 Liberty Street Funding Corp.	4.428%	3/15/06	160,000	159,722
3 Liberty Street Funding Corp.	4.527%	3/16/06	135,000	134,747
3 Liberty Street Funding Corp.	4.529%	3/20/06	170,000	169,596
3 Liberty Street Funding Corp.	4.530%	3/21/06	25,169	25,106
3 Liberty Street Funding Corp.	4.462%	3/23/06	46,326	46,198

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3 Liberty Street Funding Corp.	4.513%	3/24/06	50,000	49,857
Oesterreichische Kontrollbank AG	4.574%	4/6/06	60,670	60,395
Oesterreichische Kontrollbank AG	4.551%	4/24/06	114,670	113,896
3 Old Line Funding Corp.	4.485%	3/6/06	103,734	103,670
3 Old Line Funding Corp.	4.486%	3/7/06	48,850	48,813
3 Old Line Funding Corp.	4.468%	3/10/06	64,242	64,170
3 Old Line Funding Corp.	4.542%	3/13/06	65,229	65,131
3 Old Line Funding Corp.	4.490%	3/15/06	329,864	329,285
3 Old Line Funding Corp.	4.513%	3/20/06	178,037	177,613
3 Old Line Funding Corp.	4.532%	3/21/06	40,163	40,062
3 Old Line Funding Corp.	4.535%	3/22/06	49,276	49,146
3 Old Line Funding Corp.	4.580%	4/3/06	35,235	35,088
3 Old Line Funding Corp.	4.607%	4/10/06	150,893	150,125
3 Old Line Funding Corp.	4.571%	4/20/06	50,578	50,260
3 Park Avenue Receivable Corp.	4.520%	3/3/06	66,000	65,984
3 Park Avenue Receivable Corp.	4.538%	3/6/06	20,000	19,987
3 Park Avenue Receivable Corp.	4.512%	3/22/06	152,000	151,601
3 Preferred Receivables Funding Co.	4.528%	3/13/06	37,900	37,843
3 Preferred Receivables Funding Co.	4.525%	3/15/06	88,057	87,903
3 Preferred Receivables Funding Co.	4.525%	3/21/06	75,258	75,069
3 Variable Funding Capital Corp.	4.488%	3/13/06	400,000	399,405
3 Variable Funding Capital Corp.	4.499%	3/14/06	150,000	149,758
3 Variable Funding Capital Corp.	4.535%	3/23/06	23,000	22,936
3 Yorktown Capital LLC	4.536%	3/17/06	10,000	9,980
				7,766,738
Foreign Banks (13.2%)
ABN AMRO Bank NV	4.459%	4/5/06	123,000	122,473
ANZ (Delaware) Inc.	4.423%	3/14/06	195,500	195,191
ANZ (Delaware) Inc.	4.468%	3/22/06	27,000	26,930
ANZ (Delaware) Inc.	4.541%	4/20/06	66,400	65,986
ANZ (Delaware) Inc.	4.581%	4/27/06	275,000	273,028
ANZ (Delaware) Inc.	4.642%	5/3/06	117,000	116,060
ANZ (Delaware) Inc.	4.680%-4.684%	5/15/06	354,500	351,083
Barclays US Funding	4.586%	4/18/06	30,000	29,818
CBA (Delaware) Finance Inc.	4.407%	3/7/06	226,000	225,836
CBA (Delaware) Finance Inc.	4.428%	3/14/06	170,000	169,731
CBA (Delaware) Finance Inc.	4.380%	3/20/06	80,000	79,815
CBA (Delaware) Finance Inc.	4.530%	3/21/06	90,000	89,774
CBA (Delaware) Finance Inc.	4.456%	3/22/06	69,000	68,822
CBA (Delaware) Finance Inc.	4.457%	3/31/06	10,000	9,963
CBA (Delaware) Finance Inc.	4.648%	5/8/06	181,000	179,427
CBA (Delaware) Finance Inc.	4.688%	5/15/06	65,500	64,868

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
CBA (Delaware) Finance Inc.	4.693%	5/17/06	250,000	247,517
3 Danske Corp.	4.418%	3/14/06	395,000	394,377
3 Danske Corp.	4.429%	3/22/06	500,000	498,723
3 Danske Corp.	4.567%	4/26/06	101,000	100,289
3 Danske Corp.	4.618%	5/3/06	123,000	122,017
3 Danske Corp.	4.672%	5/8/06	14,000	13,878
Dexia Delaware LLC	4.427%	3/10/06	150,000	149,836
Dexia Delaware LLC	4.532%	3/28/06	185,000	184,376
Dexia Delaware LLC	4.522%	4/4/06	9,600	9,559
Dexia Delaware LLC	4.479%	4/6/06	40,000	39,823
Dexia Delaware LLC	4.541%	4/20/06	180,000	178,878
European Investment Bank	4.521%	4/19/06	404,000	401,542
3 Fortis Funding LLC	4.515%	3/16/06	13,400	13,375
3 Fortis Funding LLC	4.516%	3/17/06	80,000	79,840
HBOS Treasury Services PLC	4.398%-4.403%	3/6/06	292,000	291,823
HBOS Treasury Services PLC	4.484%	4/4/06	40,000	39,832
HBOS Treasury Services PLC	4.663%	5/8/06	21,000	20,816
ING (U.S.) Funding LLC	4.428%	3/14/06	55,000	54,913
ING (U.S.) Funding LLC	4.445%	3/17/06	12,400	12,376
ING (U.S.) Funding LLC	4.540%	3/20/06	59,000	58,859
ING (U.S.) Funding LLC	4.651%	5/5/06	70,000	69,419
3 National Australia Funding (Delaware)	4.515%-4.520%	3/16/06	353,700	353,037
3 National Australia Funding (Delaware)	4.529%	3/21/06	236,000	235,410
Societe Generale N.A. Inc.	4.521%	4/4/06	37,800	37,640
Societe Generale N.A. Inc.	4.684%	5/15/06	145,000	143,601
Svenska Handelsbanken, Inc.	4.509%	3/27/06	20,000	19,935
Svenska Handelsbanken, Inc.	4.469%	4/5/06	27,200	27,083
Svenska Handelsbanken, Inc.	4.620%	4/27/06	2,789	2,769
Svenska Handelsbanken, Inc.	4.684%	5/15/06	335,000	331,769
Svenska Handelsbanken, Inc.	4.684%	5/16/06	239,000	236,664
UBS Finance (Delaware), Inc.	4.469%	4/6/06	40,000	39,823
UBS Finance (Delaware), Inc.	4.629%	4/28/06	14,500	14,393
UBS Finance (Delaware), Inc.	4.689%	5/8/06	13,000	12,886
3 Westpac Banking Corp.	4.405%	3/1/06	17,000	17,000
3 Westpac Banking Corp.	4.407%	3/7/06	62,000	61,955
3 Westpac Banking Corp.	4.432%	3/9/06	193,000	192,812
3 Westpac Banking Corp.	4.535%	4/11/06	100,000	99,489
3 Westpac Banking Corp.	4.527%	4/13/06	33,000	32,823
3 Westpac Banking Corp.	4.610%	4/26/06	120,000	119,149
3 Westpac Banking Corp.	4.647%	5/3/06	96,000	95,228
3 Westpac Banking Corp.	4.673%	5/8/06	77,600	76,923
3 Westpac Banking Corp.	4.771%	5/22/06	25,000	24,731

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3 Westpac Banking Corp.	4.745%	5/24/06	215,000	212,647
3 Westpac Trust Securities NZ Ltd.	4.474%	4/4/06	131,900	131,349
3 Westpac Trust Securities NZ Ltd.	4.628%	4/26/06	78,600	78,040
				7,648,029
Foreign Government (0.9%)
Caisse Damortissement De La Dette	4.521%	4/19/06	495,000	491,988

Foreign Industrial (2.7%)
3 Nestle Capital Corp.	4.627%	5/10/06	50,000	49,555
3 Network Rail Infrastructure Finance PLC	4.513%	3/27/06	25,000	24,918
3 Network Rail Infrastructure Finance PLC	4.553%	4/3/06	58,000	57,760
3 Network Rail Infrastructure Finance PLC	4.633%	4/21/06	104,000	103,322
3 Network Rail Infrastructure Finance PLC	4.650%	5/2/06	33,000	32,738
Shell International Finance	4.419%	3/31/06	155,657	155,090
3 Total Capital	4.519%	4/17/06	985,300	979,550
3 Total Capital	4.601%	5/1/06	137,000	135,944
				1,538,877
Industrial (0.3%)
General Electric Co.	4.464%	3/28/06	19,000	18,937
3 Pfizer Investment Capital PLC	4.432%	3/23/06	170,000	169,544
				188,481
Total Commercial Paper (Cost $19,139,092)				19,139,092
Certificates of Deposit (24.4%)
Certificates of Deposit—U.S. Banks (7.5%)
Bank of New York	4.520%	3/22/06	491,000	491,000
Citizens Bank NA	4.450%	3/8/06	100,000	100,000
Citizens Bank NA	4.490%	3/17/06	100,000	100,000
Citizens Bank NA	4.510%	3/28/06	96,000	96,000
HSBC Bank USA	4.440%	3/20/06	200,000	200,000
HSBC Bank USA	4.660%	5/9/06	843,000	843,000
SunTrust Banks, Inc.	4.550%	4/24/06	490,000	490,000
SunTrust Banks, Inc.	4.600%	5/2/06	591,000	591,000
Wells Fargo Bank, N.A	4.500%	3/23/06	1,404,000	1,404,000
				4,315,000
Yankee Certificates of Deposit—U.S. Branches (16.9%)
Abbey National Treasury Services PLC (New York Branch)	4.500%	3/24/06	550,000	550,000
BNP Paribas (New York Branch)	4.535%	4/18/06	50,000	50,000
BNP Paribas (New York Branch)	4.630%	5/3/06	200,000	200,000
Bank of Montreal (Chicago Branch)	4.510%	4/17/06	218,000	218,000
Bank of Montreal (Chicago Branch)	4.560%	4/25/06	350,000	350,000
Bank of Montreal (Chicago Branch)	4.610%	5/2/06	195,000	195,000

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Chicago Branch)	4.710%	5/23/06	375,000	375,000
Barclays Bank PLC (New York Branch)	4.525%	3/27/06	80,000	80,000
Barclays Bank PLC (New York Branch)	4.470%	4/4/06	225,000	225,000
Barclays Bank PLC (New York Branch)	4.630%	5/1/06	278,000	278,000
Barclays Bank PLC (New York Branch)	4.685%	5/8/06	27,000	27,000
Canadian Imperial Bank of Commerce (New York Branch)	4.410%	3/6/06	250,000	250,000
Canadian Imperial Bank of Commerce (New York Branch)	4.640%	4/24/06	320,000	320,000
Deutsche Bank (New York Branch)	4.480%	4/6/06	45,000	45,000
Dexia Credit Local (New York Branch)	4.430%	3/13/06	520,000	520,000
Dexia Credit Local (New York Branch)	4.585%	4/27/06	130,000	130,000
Dexia Credit Local (New York Branch)	4.660%	5/9/06	68,000	68,000
Dexia Credit Local (New York Branch)	4.690%	5/15/06	135,000	135,000
Fortis Bank NV-SA (New York Branch)	4.410%	3/15/06	145,000	145,000
Fortis Bank NV-SA (New York Branch)	4.520%	3/21/06	146,000	146,000
Fortis Bank NV-SA (New York Branch)	4.530%	3/22/06	16,000	16,000
Fortis Bank NV-SA (New York Branch)	4.500%	3/23/06	150,000	150,000
Fortis Bank NV-SA (New York Branch)	4.530%	3/23/06	75,000	75,000
Fortis Bank NV-SA (New York Branch)	4.570%	4/24/06	198,000	198,000
Fortis Bank NV-SA (New York Branch)	4.570%	4/26/06	320,000	320,000
HSH Nordbank AG (New York Branch)	4.530%	3/20/06	100,000	100,000
HSH Nordbank AG (New York Branch)	4.590%	4/3/06	170,000	170,000
HSH Nordbank AG (New York Branch)	4.540%	3/20/06	295,000	295,000
Landesbank Baden-Wuerttemberg (New York Branch)	4.580%	4/3/06	560,000	560,000
Lloyds TSB Bank PLC (New York Branch)	4.560%	4/24/06	599,000	599,000
Lloyds TSB Bank PLC (New York Branch)	4.610%	5/2/06	88,000	88,000
Rabobank Nederland (New York Branch)	4.690%	5/1706	490,000	490,000
Royal Bank of Canada (New York Branch)	4.712%	5/19/06	25,000	25,000
Societe Generale (New York Branch)	4.540%	3/28/06	30,000	30,000
Svenska Handelsbanken, AB (New York Branch)	4.420%	3/14/06	510,000	510,000
Toronto Dominion (New York Branch)	4.530%	3/27/06	500,000	500,000
UBS AG (Stamford Branch)	4.415%	3/15/06	1,280,000	1,280,000
UBS AG (Stamford Branch)	4.605%	4/28/06	75,000	75,000
				9,788,000
Total Certificates of Deposit (Cost $14,103,000)				14,103,000
Eurodollar Certificates of Deposit (20.6%)
ABN-AMRO Bank NV	4.420%	3/13/06	491,000	491,000
ABN-AMRO Bank NV	4.422%	3/14/06	494,000	494,000
BNP Paribas	4.430%	3/14/06	695,000	695,000
BNP Paribas	4.430%	3/15/06	265,000	265,000
BNP Paribas	4.620%	5/2/06	225,000	225,000
Bank of Nova Scotia	4.630%	5/3/06	205,000	205,000
Bank of Nova Scotia	4.660%	5/9/06	350,000	350,000

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Bank PLC	4.440%	3/23/06	640,000	640,000
Barclays Bank PLC	4.625%	5/2/06	150,000	150,000
Credit Agricole S.A	4.555%	4/19/06	436,000	436,000
Credit Agricole S.A	4.630%	5/2/06	220,000	220,000
Credit Agricole S.A	4.640%	5/3/06	460,000	460,000
Deutsche Bank	4.425%	3/13/06	100,000	100,000
Deutsche Bank	4.670%	5/9/06	748,000	748,000
Deutsche Bank	4.695%	5/15/06	120,000	120,000
Deutsche Bank	4.740%	5/23/06	125,000	125,000
HBOS Treasury Services PLC	4.560%	4/18/06	140,000	140,000
HBOS Treasury Services PLC	4.570%	4/25/06	533,000	533,000
HBOS Treasury Services PLC	4.630%	5/2/06	395,000	395,000
HSBC Bank PLC	4.560%	4/19/06	44,000	44,000
HSBC Bank PLC	4.650%	5/9/06	45,000	45,000
ING Bank NV	4.395%	3/6/06	235,000	235,000
ING Bank NV	4.560%	4/25/06	450,000	450,000
ING Bank NV	4.620%	5/2/06	250,000	250,000
Landesbank Hessen-Thuringen	3.300%	3/10/06	429,000	428,863
Landesbank Hessen-Thuringen	3.372%	3/20/06	250,000	249,837
Landesbank Hessen-Thuringen	4.510%	3/24/06	560,000	560,000
Lloyds TSB Bank PLC	4.490%	3/23/06	700,000	700,000
National Bank New Zealand Group	4.690%	5/15/06	100,000	100,000
Royal Bank of Scotland PLC	4.420%	3/16/06	221,000	221,000
Royal Bank of Scotland PLC	4.530%	3/27/06	900,000	900,000
Societe Generale	4.395%	3/6/06	139,000	139,000
Societe Generale	4.430%	3/14/06	625,000	625,000
Societe Generale	4.660%	5/10/06	158,000	158,000
Total Eurodollar Certificates of Deposit (Cost $11,897,700)				11,897,700
Other Notes (2.5%)
Bank of America, N.A	4.410%	3/8/06	59,000	59,000
Bank of America, N.A	4.560%	4/20/06	396,000	396,000
Bank of America, N.A	4.620%	5/1/06	297,000	297,000
Bank of America, N.A	4.670%	5/11/06	260,000	260,000
Bank of America, N.A	4.750%	5/25/06	412,000	412,000
Total Other Notes (Cost $1,424,000)				1,424,000
Repurchase Agreements (11.2%)

Bank of America Securities, LLC
(Dated 2/28/2006, Repurchase Value $455,058,000,
collateralized by Federal Home Loan Bank Discount Note,
10/5/07, Federal Home Loan Bank, 2.250%-5.750%,
3/6/06-3/8/13, Federal Home Loan Mortgage Corp.,
4.000%-6.750%, 4/2/07-3/15/31, Federal National
Mortgage Assn., 3.125%-7.250%, 7/15/06-11/15/30)	4.550%	3/1/06	455,000	455,000

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Barclays Capital, Inc. (Dated 2/28/06, Repurchase
Value $1,056,134,000, collateralized by Federal Home
Loan Bank, 2.875%-5.905%, 9/15/06-4/29/09, Federal
Home Loan Mortgage Corp. Discount Note, 5/9/06-1/18/07,
Federal Home Loan Mortgage Corp., 4.125%-4.750%,
4/2/07-11/17/15, Federal National Mortgage Assn. Discount
Note, 6/28/06-7/28/06, Federal National Mortgage Assn.,
2.500%-3.625%, 3/15/07-6/15/08)	4.560%	3/1/06	1,056,000	1,056,000

Citigroup Global Markets Inc. (Dated 2/28/06,
Repurchase Value $363,566,000, collateralized by
Federal Farm Credit Bank, 5.300%, 12/23/24, Federal
Home Loan Bank Discount Note, 10/5/07, Federal
Home Loan Bank, 2.750%-5.375%, 5/15/06-8/15/19,
Federal Home Loan Mortgage Corp. Discount Note,
4/25/06-5/16/06, Federal Home Loan Mortgage Corp.,
4.375%, 7/17/15, Federal National Mortgage Assn.,
3.125%, 12/15/07)	4.560%	3/1/06	363,520	363,520

Credit Suisse LLC (Dated 2/28/06, Repurchase
Value $704,524,000, collateralized by Federal Home
Loan Bank Discount Note, 3/1/06-4/7/06, Federal
Home Loan Mortgage Corp. Discount Note,
1/9/07-2/6/07, Federal National Mortgage Assn
Discount Note, 3/22/06-10/27/06)	4.560%	3/1/06	704,435	704,435

Deutsche Bank Securities, Inc. (Dated 2/28/06,
Repurchase Value $1,052,133,000, collateralized
by Federal Home Loan Bank, 2.750%-4.625%,
1/18/08-8/15/12, Federal Home Loan Mortgage Corp.
Discount Note, 3/27/06, Federal National Mortgage
Assn., 4.000%, 2/28/07)	4.560%	3/1/06	1,052,000	1,052,000

Goldman, Sachs & Co. (Dated 2/28/06, Repurchase
Value $584,074,000, collateralized by Federal Home
Loan Bank, 3.625%-5.750%, 3/6/06-11/15/12, Federal
Home Loan Mortgage Corp., 4.250%-6.250%,
2/21/08-7/15/32, Federal National Mortgage Assn
Discount Note, 3/15/06-5/15/30, Federal National
Mortgage Assn., 2.625%-5.250%, 6/15/06-10/15/15)	4.550%	3/1/06	584,000	584,000

J.P. Morgan Securities Inc. (Dated 2/28/06,
Repurchase Value $280,035,000, collateralized by
Federal Farm Credit Bank Discount Note, 3/2/06,
Federal Home Loan Mortgage Corp. Discount Note,
3/28/06-1/18/07)	4.560%	3/1/06	280,000	280,000

Morgan Stanley & Co. Inc. (Dated 2/28/06,
Repurchase Value $63,488,000, collateralized
by U.S. Treasury Bond, 6.750%, 8/15/26)	4.530%	3/1/06	63,480	63,480

Morgan Stanley & Co. Inc. (Dated 2/28/06,
Repurchase Value $876,111,000, collateralized
by Federal Home Loan Mortgage Corp.,
2.375%-7.000%, 4/15/08-3/15/10)	4.570%	3/1/06	876,000	876,000

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

UBS Securities LLC (Dated 2/28/06, Repurchase
Value $1,052,133,000, collateralized by Federal
Farm Credit Bank Discount Note, 3/24/06,
Federal Home Loan Bank Discount Note,
3/10/06-5/24/06, Federal Home Loan Mortgage
Corp. Discount Note, 6/30/06, Federal National
Mortgage Assn. Discount Note, 3/1/06-8/23/06)	4.560%	3/1/06	1,052,000	1,052,000

Total Repurchase Agreements (Cost $6,486,435)				6,486,435

Total Investments (99.7%) (Cost $57,604,166)				57,604,166

Other Assets and Liabilities (0.3%)

Other Assets—Note B				547,914

Liabilities				(363,307)

				184,607

Net Assets (100%)				57,788,773

At February 28, 2006, net assets consisted of:

Amount ($000)
Paid-in Capital	57,790,760
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1,987)
Net Assets	57,788,773

Investor Shares—Net Assets
Applicable to 52,478,073,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,476,374
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 5,312,694,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,312,399
Net Asset Value Per Share—Institutional Shares	$1.00

•See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2006, the aggregate value of these securities was $10,710,051,000, representing 18.5%
   of net assets.

Prime Money Market Fund

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income
Interest	1,108,342

Total Income	1,108,342

Expenses

The Vanguard Group—Note B

Investment Advisory Services	2,742

Management and Administrative

Investor Shares	58,532

Institutional Shares	1,006

Marketing and Distribution

Investor Shares	8,764

Institutional Shares	1,066

Custodian Fees	416

Shareholders' Reports

Investor Shares	332

Institutional Shares	2

Trustees' Fees and Expenses	30

Total Expenses	72,890

Net Investment Income	1,035,452

Realized Net Gain (Loss) on Investment Securities Sold	(206)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,035,246

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,035,452	1,154,504
Realized Net Gain (Loss)	(206)	(1,317)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,035,246	1,153,187
Dividends from Net Investment Income
Investor Shares	(928,524)	(1,017,327)
Institutional Shares	(106,928)	(137,177)
Total Dividends	(1,035,452)	(1,154,504)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	35,235,298	53,527,640
Issued in Lieu of Cash Distributions	903,208	989,557
Redeemed	(30,116,078)	(51,945,847)
Net Increase (Decrease)—Investor Shares	6,022,428	2,571,350
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	3,233,811	6,082,949
Issued in Lieu of Cash Distributions	101,338	127,098
Redeemed	(3,786,910)	(5,746,955)
Net Increase (Decrease)—Institutional Shares	(451,761)	463,092
Total Increase (Decrease)	5,570,461	3,033,125
Net Assets
Beginning of Period	52,218,312	49,185,187
End of Period	57,788,773	52,218,312

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.019	.023	.008	.011	.021	.037	.060

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—	—

Total from
Investment Operations	.019	.023	.008	.011	.021	.037	.060

Distributions

Dividends from
Net Investment Income	(.019)	(.023)	(.008)	(.011)	(.021)	(.037)	(.060)

Distributions from
Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.019)	(.023)	(.008)	(.011)	(.021)	(.037)	(.060)

Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.91%	2.31%	0.83%	1.12%	2.09%	3.78%	6.21%

Ratios/Supplemental Data

Net Assets, End of
Period (Millions)	$52,476	$46,454	$43,884	$47,341	$49,784	$50,495	$45,719

Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.30%	0.30%	0.32%	0.33%	0.33%[2]	0.33%

Ratio of Net Investment
Income to Average
Net Assets	3.82%[2]	2.29%	0.82%	1.12%	2.07%	4.92%[2]	6.04%

1 The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

Prime Money Market Fund

Institutional Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000

Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.020	.025	.010	.013	.023	.039	.062

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—	—

Total from
Investment Operations	.020	.025	.010	.013	.023	.039	.062

Distributions

Dividends from
Net Investment Income	(.020)	(.025)	(.010)	(.013)	(.023)	(.039)	(.062)

Distributions from
Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.020)	(.025)	(.010)	(.013)	(.023)	(.039)	(.062)

Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.01%	2.52%	1.05%	1.33%	2.31%	3.93%	6.39%

Ratios/Supplemental Data

Net Assets, End of
Period (Millions)	$5,312	$5,764	$5,301	$4,296	$3,893	$3,850	$2,660

Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.10%	0.11%	0.13%[2]	0.15%

Ratio of Net Investment
Income to Average
Net Assets	4.02%[2]	2.51%	1.05%	1.32%	2.27%	5.03%[2]	6.24%

1 The fund’s fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.
   See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $6,325,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Federal Money Market Fund

Fund Profile
 As of February 28, 2006

Financial Attributes

Yield	4.2%

Average Weighted Maturity	29 days

Average Quality[1]	Aaa

Expense Ratio	0.29%[2]

Sector Diversification (% of portfolio)

Treasury/Agency	60%

Other	40

Distribution by Credit Quality1 (% of portfolio)

Aaa	100%

1 Moody's Investors Service.
2 Annualized.
   See page 51 for a glossary of investment terms.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%) August 31, 1995-February 28, 2006
Fiscal Year	Federal Money Market Fund Total Return	Average Fund[1] Total Return

1996	5.4%	4.9%

1997	5.3	4.8

1998	5.4	5.0

1999	4.9	4.4

2000	5.8	5.3

2001	5.4	4.8

2002	2.1	1.5

2003	1.1	0.7

2004	0.8	0.4

2005	2.3	1.7

2006[2]	1.9	1.6

SEC 7-Day Annualized Yield (2/28/2006): 4.24%

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Federal Money Market Fund	7/13/1981	2.96%	2.15%	0.00%	3.77%	3.77%

1 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.
2 Six months ended February 28, 2006.
   Note: See Financial Highlights table on page 31 for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government and Agency Obligations (60.1%)

2 Federal Home Loan Bank	4.337%	3/8/06	236,294	236,097

2 Federal Home Loan Bank	4.490%	4/26/06	395,000	392,272

2 Federal Home Loan Bank	4.521%	4/28/06	52,000	51,626

2 Federal Home Loan Bank	4.592%	5/17/06	175,000	173,301

2 Federal Home Loan Bank	4.602%	5/19/06	30,000	29,700

2 Federal Home Loan Bank	4.643%	5/26/06	45,000	44,507

2 Federal Home Loan Mortgage Corp.	4.344%	3/7/06	207,756	207,607

2 Federal Home Loan Mortgage Corp.	4.368%	3/14/06	147,165	146,935

2 Federal Home Loan Mortgage Corp.	4.398%	4/4/06	650,000	647,330

2 Federal Home Loan Mortgage Corp.	4.444%	4/18/06	227,640	226,306

2 Federal Home Loan Mortgage Corp.	4.480%	4/25/06	300,000	297,970

2 Federal Home Loan Mortgage Corp.	4.547%	5/2/06	25,000	24,806

2 Federal Home Loan Mortgage Corp.	4.582%	5/8/06	31,802	31,530

2 Federal Home Loan Mortgage Corp.	4.582%	5/9/06	57,153	56,656

2 Federal Home Loan Mortgage Corp.	4.598%	5/16/06	75,000	74,280

2 Federal National Mortgage Assn	4.337%-4.342%	3/8/06	130,000	129,891

2 Federal National Mortgage Assn	4.377%	3/22/06	116,000	115,707

2 Federal National Mortgage Assn	4.551%	5/3/06	447,857	444,330

2 Federal National Mortgage Assn	4.585%-4.588%	5/10/06	109,952	108,981

U.S. Treasury Bill	4.255%	4/13/06	30,000	29,849

Total U.S. Governmment and Agency Obligations (Cost $3,469,681)				3,469,681

Repurchase Agreements (39.6%)

Bank of America Securities, LLC (Dated 2/28/06,
Repurchase Value $169,021,000, collateralized by
Federal Home Loan Bank 4.625%, 7/11/07, Federal
National Mortgage Assn. Discount Note, 5/12/06,
Federal National Mortgage Assn., 4.000%-6.625%,
8/22/06-3/15/16)	4.550%	3/1/06	169,000	169,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Barclays Capital Inc. (Dated 2/28/06, Repurchase
Value $392,050,000, collateralized by Federal
Home Loan Bank, 4.375%, 3/17/10, Federal
Home Loan Mortgage Corp. Discount Note,
8/8/06, Federal National Mortgage Assn
Discount Note, 7/26/06)	4.560%	3/1/06	392,000	392,000

Citigroup Global Markets, Inc. (Dated 2/28/06,
Repurchase Value $116,495,000, collateralized
by Federal Home Loan Bank 2.625%, 7/15/08,
Federal National Mortgage Assn., 4.750%,
12/12/08, Federal Home Loan Mortgage
Corp., 4.500%, 1/15/15)	4.560%	3/1/06	116,480	116,480

Credit Suisse LLC (Dated 2/28/06, Repurchase
Value $260,033,000, collateralized by Federal
Home Loan Bank Discount Note, 3/8/06-6/23/06,
Federal Home Loan Mortgage Corp. Discount Note,
3/7/06-11/1/06, Federal National Mortgage Assn
Discount Note, 3/1/06-12/29/06)	4.560%	3/1/06	260,000	260,000

Deutsche Bank Securities Inc. (Dated 2/28/06,
Repurchase Value $390,050,000, collateralized by
Federal Home Loan Mortgage Corp. Discount Note,
3/28/06, Federal Home Loan Mortgage Corp.,
4.875%, 2/17/09, Federal National Mortgage Assn.,
4.250%, 8/15/10)	4.560%	3/1/06	390,000	390,000

Goldman, Sachs & Co. (Dated 2/28/06, Repurchase
Value $140,018,000, collateralized by Federal Home
Loan Bank, 5.125%, 3/6/06, Federal Home Loan
Mortgage Corp., 4.500%-4.875%, 3/15/07-7/15/13,
Federal National Mortgage Assn., 7.125%,
6/15/10-1/15/30)	4.550%	3/1/06	140,000	140,000

J.P. Morgan Securities Inc. (Dated 2/28/06, Repurchase
Value $104,013,000, collateralized by Federal Farm Credit
Bank Discount Note, 3/6/06-7/19/06, Federal Home Loan
Mortgage Corp. Discount Note, 3/7/06-1/9/07, Federal
National Mortgage Assn. Discount Note, 3/1/06-12/1/06)	4.560%	3/1/06	104,000	104,000

Morgan Stanley & Company Inc. (Dated 2/28/06,
Repurchase Value $325,041,000, collateralized by
Federal Home Loan Mortgage Corp., 3.750%-6.625%,
3/15/07-11/17/15)	4.570%	3/1/06	325,000	325,000

UBS Securities LLC (Dated 2/28/06, Repurchase Value
$390,050,000, collateralized by Federal Farm Credit Bank
Discount Note, 3/8/06-1/12/07, Federal Home Loan
Bank Discount Note, 3/7/06-2/23/07, Federal Home
Loan Mortgage Corp. Discount Note, 7/31/06-1/3/07,
Federal National Mortgage Assn. Discount Note,
3/13/06-1/26/07, Federal National Mortgage Assn.,
10.500%, 3/1/14)	4.560%	3/1/06	390,000	390,000

Total Repurchase Agreements (Cost $2,286,480)				2,286,480

Total Investments (99.7%) (Cost $5,756,161)				5,756,161

Federal Money Market Fund

Market Value• ($000)
Other Assets and Liabilities (0.3%)
Other Assets—Note B	35,060
Liabilities	(19,053)
16,007
Net Assets (100%)
Applicable to 5,772,158,975 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,772,168
Net Asset Value Per Share	$1.00

At February 28, 2006, net assets consisted of:

	Amount ($000)	Per Share
Paid-in Capital	5,772,171	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(3)	—
Net Assets	5,772,168	$1.00

•See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

Federal Money Market Fund

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Interest	114,085

Total Income	114,085

Expenses

The Vanguard Group—Note B

Investment Advisory Services	289

Management and Administrative	6,733

Marketing and Distribution	1,040

Custodian Fees	54

Shareholders' Reports	36

Trustees' Fees and Expenses	3

Total Expenses	8,155

Net Investment Income	105,930

Realized Net Gain (Loss) on Investment Securities Sold	53

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	105,983

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,930	123,391
Realized Net Gain (Loss)	53	(44)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	105,983	123,347
Dividends from Net Investment Income	(105,930)	(123,391)
Capital Share Transactions (at $1.00)
Issued	2,572,550	4,174,291
Issued in Lieu of Cash Distributions	103,135	120,167
Redeemed	(2,410,255)	(4,363,020)
Net Increase (Decrease) from Capital Share Transactions	265,430	(68,562)
Total Increase (Decrease)	265,483	(68,606)
Net Assets
Beginning of Period	5,506,685	5,575,291
End of Period	5,772,168	5,506,685

Federal Money Market Fund

Financial Highlights

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000

Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.019	.022	.008	.011	.021	.037	.059

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—	—

Total from
Investment Operations	.019	.022	.008	.011	.021	.037	.059

Distributions

Dividends from
Net Investment Income	(.019)	(.022)	(.008)	(.011)	(.021)	(.037)	(.059)

Distributions from
Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.019)	(.022)	(.008)	(.011)	(.021)	(.037)	(.059)

Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.88%	2.26%	0.82%	1.11%	2.12%	3.78%	6.11%

Ratios/Supplemental Data

Net Assets, End of
Period (Millions)	$5,772	$5,507	$5,575	$6,289	$6,794	$6,527	$5,495

Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.30%	0.30%	0.32%	0.33%	0.33%[2]	0.33%

Ratio of Net Investment
Income to Average
Net Assets	3.77%[2]	2.23%	0.81%	1.11%	2.10%	4.92%[2]	5.94%

1 The fund’s fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.
    See accompaning Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $647,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Treasury Money Market Fund

Fund Profile
 As of February 28, 2006

Financial Attributes

Yield	4.0%

Average Weighted Maturity	55 days

Average Quality[1]	Aaa

Expense Ratio	0.29%[2]

Sector Diversification (% of portfolio)

Treasury	100%

Distribution by Credit Quality1 (% of portfolio)

Aaa	100%

1 Moody's Investors Service.
2 Annualized.
   See page 51 for a glossary of investment terms.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%) August 31, 1995-February 28, 2006
Fiscal Year	Treasury Money Market Fund Total Return[1]	Average Fund[2] Total Return

1996	5.2%	4.8%

1997	5.1	4.8

1998	5.1	4.8

1999	4.5	4.2

2000	5.4	5.0

2001	5.1	4.7

2002	2.0	1.6

2003	1.0	0.7

2004	0.7	0.4

2005	2.1	1.6

20063	1.8	1.8

SEC 7-Day Annualized Yield (2/28/2006): 4.04%

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Treasury Money Market Fund[1]	3/9/1983	2.77	2.01	0.00	3.55%	3.55%

1 Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
2 Derived from iMoneyNet Money Fund Report's Average 100% Treasury Fund.
3 Six months ended February 28, 2006.
   Note: See Financial Highlights table on page 39 for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S Government Securities (106.2%)
U.S. Treasury Bill	4.309%-4.324%	3/2/06	327,151	327,112
U.S. Treasury Bill	3.889%-4.084%	3/9/06	476,644	476,224
U.S. Treasury Bill	3.929%-3.946%	3/23/06	291,247	290,552
U.S. Treasury Bill	3.797%	3/30/06	193,164	192,584
U.S. Treasury Bill	4.107%	4/6/06	171,857	171,158
U.S. Treasury Bill	4.220%	4/13/06	250,000	248,753
U.S. Treasury Bill	4.311%	4/20/06	250,000	248,519
U.S. Treasury Bill	4.332%-4.381%	4/27/06	700,175	695,419
U.S. Treasury Bill	4.386%-4.458%	5/4/06	206,213	204,613
U.S. Treasury Bill	4.436%-4.443%	5/11/06	848,000	840,659
U.S. Treasury Bill	4.506%-4.514%	5/18/06	644,911	638,673
U.S. Treasury Bill	4.503%	5/25/06	500,000	494,744
U.S. Treasury Bill	4.548%	6/1/06	331,000	327,238
U.S. Treasury Bill	4.291%-4.303%	6/22/06	259,720	256,288
Total U.S. Government Securities (Cost $5,412,536)				5,412,536
Other Assets and Liabilities (-6.2%)
Other Assets—Note B				37,974
Payables for Investment Securities Purchased				(327,238)
Other Liabilities				(27,875)
				(317,139)
Net Assets (100%)
Applicable to 5,095,449,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				5,095,397
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At February 28, 2006, net assets consisted of:

	Amount ($000)	Per Share
Paid-in Capital	5,095,476	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(79)	—
Net Assets	5,095,397	$1.00

•See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Interest	90,584

Total Income	90,584

Expenses

The Vanguard Group—Note B

Investment Advisory Services	239

Management and Administrative	5,676

Marketing and Distribution	865

Custodian Fees	39

Shareholders' Reports	39

Trustees' Fees and Expenses	3

Total Expenses	6,861

Net Investment Income	83,723

Realized Net Gain (Loss) on Investment Securities Sold	(311)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	83,412

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,723	96,285
Realized Net Gain (Loss)	(311)	(239)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	83,412	96,046
Dividends from Net Investment Income	(83,723)	(96,285)
Capital Share Transactions (at $1.00)
Issued	2,821,723	3,999,075
Issued in Lieu of Cash Distributions	81,533	93,702
Redeemed	(2,365,182)	(4,162,837)
Net Increase (Decrease) from Capital Share Transactions	538,074	(70,060)
Total Increase (Decrease)	537,763	(70,299)
Net Assets
Beginning of Period	4,557,634	4,627,933
End of Period	5,095,397	4,557,634

Treasury Money Market Fund

Financial Highlights

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2000

Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.017	.021	.007	.010	.020	.035	.056

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—	—

Total from
Investment Operations	.017	.021	.007	.010	.020	.035	.056

Distributions

Dividends from
Net Investment Income	(.017)	(.021)	(.007)	(.010)	(.020)	(.035)	(.056)

Distributions from
Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.017)	(.021)	(.007)	(.010)	(.020)	(.035)	(.056)

Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.76%	2.12%	0.74%	1.03%	1.98%	3.58%	5.70%

Ratios/Supplemental Data

Net Assets, End of
Period (Millions)	$5,095	$4,558	$4,628	$4,959	$4,822	$4,453	$4,107

Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.30%	0.30%	0.32%	0.33%	0.33%[2]	0.33%

Ratio of Net Investment
Income to Average
Net Assets	3.54%[2]	2.10%	0.73%	1.03%	1.95%	4.68%[2]	5.53%

1 The fund’s fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.
   See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $574,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2006

Financial Attributes

Yield	4.2%

Average Weighted Maturity	55 days

Average Quality[1]	Aaa

Expense Ratio	0.12%[2]

Sector Diversification (% of portfolio)

Treasury	100%

Distribution by Credit Quality1 (% of portfolio)

Aaa	100%

1 Moody's Investors Service.
2 Annualized.
   See page 51 for a glossary of investment terms.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%) August 31, 1995-February 28, 2006
Fiscal Year	Admiral Treasury Money Market Fund Total Return	Average Fund[1] Total Return

1996	5.3%	4.8%

1997	5.3	4.8

1998	5.3	4.8

1999	4.7	4.2

2000	5.5	5.0

2001	5.3	4.7

2002	2.1	1.6

2003	1.2	0.7

2004	0.9	0.4

2005	2.3	1.6

2006[2]	1.8	1.8

SEC 7-Day Annualized Yield (2/28/2006): 4.16%

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Admiral Treasury Money Market Fund	12/14/1992	2.94%	2.18%	0.00%	3.73%	3.73%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.
2 Six months ended February 28, 2006.
   Note: See Financial Highlights table on page 47 for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Securities (106.2%)
U.S. Treasury Bill	3.845%-4.309%	3/2/06	938,818	938,715
U.S. Treasury Bill	3.889%-3.909%	3/9/06	896,516	895,745
U.S. Treasury Bill	4.329%	3/16/06	41,798	41,723
U.S. Treasury Bill	3.928%-3.946%	3/23/06	1,430,123	1,426,716
U.S. Treasury Bill	3.796%	3/30/06	644,842	642,907
U.S. Treasury Bill	4.107%	4/6/06	974,571	970,609
U.S. Treasury Bill	4.219%-4.256%	4/13/06	756,267	752,495
U.S. Treasury Bill	4.311%	4/20/06	750,000	745,557
U.S. Treasury Bill	4.331%-4.389%	4/27/06	1,409,664	1,400,089
U.S. Treasury Bill	4.386%-4.457%	5/4/06	1,247,572	1,237,916
U.S. Treasury Bill	4.436%-4.455%	5/11/06	1,787,132	1,771,662
U.S. Treasury Bill	4.492%-4.514%	5/18/06	1,495,227	1,480,761
U.S. Treasury Bill	4.503%-4.531%	5/25/06	1,513,626	1,497,713
U.S. Treasury Bill	4.547%	6/1/06	950,000	939,203
U.S. Treasury Bill	4.291%-4.302%	6/22/06	867,280	855,821
Total U.S. Government Securities (Cost $15,597,632)				15,597,632
Other Assets and Liabilities (-6.2%)
Other Assets—Note B				67,080
Payables for Investment Securities Purchased				(939,203)
Other Liabilities				(41,851)
				(913,974)
Net Assets (100%)
Applicable to 14,685,171,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				14,683,658
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2006, net assets consisted of:

	Amount ($000)	Per Share
Paid-in Capital	14,685,173	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(1,515)	—
Net Assets	14,683,658	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Interest	272,824

Total Income	272,824

Expenses

The Vanguard Group—Note B

Investment Advisory Services	734

Management and Administrative	5,332

Marketing and Distribution	2,622

Custodian Fees	111

Shareholders' Reports	26

Trustees' Fees and Expenses	7

Total Expenses	8,832

Net Investment Income	263,992

Realized Net Gain (Loss) on Investment Securities Sold	(513)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	263,479

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	263,992	312,421
Realized Net Gain (Loss)	(513)	(914)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	263,479	311,507
Dividends from Net Investment Income	(263,992)	(312,421)
Capital Share Transactions (at $1.00)
Issued	8,443,235	14,687,464
Issued in Lieu of Cash Distributions	250,975	294,990
Redeemed	(7,847,610)	(14,414,113)
Net Increase (Decrease) from Capital Share Transactions	846,600	568,341
Total Increase (Decrease)	846,087	567,427
Net Assets
Beginning of Period	13,837,571	13,270,144
End of Period	14,683,658	13,837,571

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Feb. 1, 2001, to Aug. 31,	Year Ended Jan. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001[1]	2001

Net Asset Value,

Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.018	.023	.009	.012	.021	.026	.059

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—	—

Total from
Investment Operations	.018	.023	.009	.012	.021	.026	.059

Distributions

Dividends from
Net Investment Income	(.018)	(.023)	(.009)	(.012)	(.021)	(.026)	(.059)

Distributions from
Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(.018)	(.023)	(.009)	(.012)	(.021)	(.026)	(.059)

Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.84%	2.29%	0.91%	1.20%	2.15%	2.65%	6.07%

Ratios/Supplemental Data

Net Assets, End of
Period (Millions)	$14,684	$13,838	$13,270	$13,129	$10,608	$7,851	$6,746

Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.13%	0.13%	0.14%	0.14%	0.15%[2]	0.15%

Ratio of Net Investment
Income to Average
Net Assets	3.69%[2]	2.27%	0.91%	1.18%	2.09%	4.49%[2]	5.90%

1 The fund’s fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
2 Annualized.
    See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $1,638,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 50 illustrates your fund’s costs in two ways:

1.     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

2.     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 50 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares). If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended February 28, 2006

Money Market Fund	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,019.07	$1.45
Institutional Shares	1,000.00	1,020.05	0.45
Federal	1,000.00	1,018.82	1.45
Treasury	1,000.00	1,017.64	1.45
Admiral Treasury	1,000.00	1,018.42	0.60
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.36	$1.45
Institutional Shares	1,000.00	1,024.35	0.45
Federal	1,000.00	1,023.36	1.45
Treasury	1,000.00	1,023.36	1.45
Admiral Treasury	1,000.00	1,024.20	0.60

1	The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.29% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.29%; for the Treasury Money Market Fund, 0.29%; for the Admiral Treasury Money Market Fund, 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042006

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

    (a)        Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)        Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)     Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.